Note 17 - General and Administration Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of General and Administrative Expenses [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salary and employee benefits	$143	$142	$261	$319
Professional fees	417	183	822	246
Rent and maintenance	4	33	6	65
Travel expenses	23	12	31	25
Other	39	29	71	41
Total	$626	$399	$1,191	$696

	December 31
	2023	2022

Salary and employee benefits	$512	$418
Professional fees	1,252	724
Rent and maintenance	91	233
Travel expenses	56	72
Bad debts	1	(2)
Other	284	97
Total	$2,196	$1,542